Fair Value Measurements - Summary of Fair Value Measurements Measured on Recurring Basis (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and investments held in Trust Account	$ 353,324,452	$ 350,437,823	$ 345,000,000
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and investments held in Trust Account	353,323,482	$ 350,437,823
Quoted Prices in Active Markets (Level 2) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and investments held in Trust Account	0
Quoted Prices in Active Markets (Level 3) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and investments held in Trust Account	$ 0